Interest and Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and Financial Costs [Abstract]
Amortization and write-off of deferred finance charges	$ 888,523	$ 730,513	$ 319,840
Other finance charges	544,325	134,816	179,490
Total	11,259,643	7,681,482	2,348,987
Nonrelated Party [Member]
Interest and Financial Costs [Abstract]
Interest on long-term debt	9,826,795	6,816,153	1,645,490
Related Party [Member]
Interest and Financial Costs [Abstract]
Interest on long-term debt	0	0	204,167
Total	$ 0	$ 0	$ 204,167